CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

16      CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

	December 31,	December 31,
	2022	2021

Restricted cash	2,443,249	1,400,988
Cash and cash equivalents	16,816,684	19,683,619
	19,259,933	21,084,607

16      CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (CONTINUED)

Restricted cash mainly represented deposits held for use in issuing notes payable and letters of credit.

As of December 31, 2022 and 2021, cash and cash equivalent and restricted cash of the Group were denominated in the following currencies:

	December 31,	December 31,
	2022	2021

RMB	17,843,469	19,498,843
USD	1,378,559	1,566,024
HKD	12,517	11,562
EUR	1,989	1,957
Others	23,399	6,221
	19,259,933	21,084,607

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances, time deposits and restricted cash are deposited with creditworthy banks with no recent history of default.